Bank Indebtedness - Additional Information (Detail) $ in Thousands, $ in Millions		1 Months Ended	12 Months Ended
	Nov. 30, 2018 CAD ($)	May 31, 2023 CAD ($)	Mar. 31, 2023 CAD ($)	Mar. 31, 2023 USD ($)	May 31, 2023 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CAD ($)	Mar. 31, 2022 USD ($)	Nov. 30, 2018 USD ($)
Disclosure Of Bank Indebtedness [Line Items]
Current secured bank loans outstanding			$ 1.9				$ 0.1	$ 90
Secured Asset Based Revolving Credit Facility [Member]
Disclosure Of Bank Indebtedness [Line Items]
Proceeds from non-current borrowings			1.9	$ 1,400
Libor [Member] | Floating interest rate [member] | Secured Asset Based Revolving Credit Facility [Member]
Disclosure Of Bank Indebtedness [Line Items]
Line of credit maximum borrowing capacity									$ 250,000
Borrowings interest rate adjustment percentage									1.50%
Debt instrument unused borrowing capacity			279.2			$ 206,300	278.2	222,600
Letters of credit outstanding and borrowing base reserves			57.3			$ 42,300	34.1	$ 27,300
SOFR [Member] | Floating interest rate [member] | Secured Asset Based Revolving Credit Facility [Member] | Major Borrowings Transactions [Member]
Disclosure Of Bank Indebtedness [Line Items]
Borrowings maturity		May, 2028
Borrowings, interest rate basis		Secured Overnight Financing Rate (“SOFR”) plus a credit spread adjustment of 10 basis points plus an applicable margin, which will vary depending on usage.
SOFR [Member] | Floating interest rate [member] | Secured Asset Based Revolving Credit Facility [Member] | Major Borrowings Transactions [Member] | Bottom of range [member]
Disclosure Of Bank Indebtedness [Line Items]
Line of credit maximum borrowing capacity		$ 250.0			$ 250,000
SOFR [Member] | Floating interest rate [member] | Secured Asset Based Revolving Credit Facility [Member] | Major Borrowings Transactions [Member] | Top of range [member]
Disclosure Of Bank Indebtedness [Line Items]
Line of credit maximum borrowing capacity		$ 300.0			$ 300,000
Other Non Current Assets [Member] | Libor [Member] | Floating interest rate [member] | Secured Asset Based Revolving Credit Facility [Member]
Disclosure Of Bank Indebtedness [Line Items]
Debt issuance costs incurred	$ 7.0
Unamortized debt issuance costs			$ 0.9				$ 2.1